Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
7.	Goodwill and Intangible Assets
The following table summarizes changes in goodwill balance:

Balance at December 31, 2020	$—
Goodwill related to exactEarth acquisition	52,986
Impact of foreign currency translation	641

Balance at December 31, 2021	$53,627

Intangible assets consisted of the following:

	December 31,
	2021	2020
Customer relationships	$24,559	$—
Developed technology	13,957	—
Trade names	2,366	—
Backlog	3,268	—
Patents	491	591
FCC licenses	480	480

	45,121	1,071
Less: Accumulated amortization	(968)	(320)

	$44,153	$751

In conjunction with the exactEarth acquisition, the Company acquired intangible assets for a total of $43,621 in November 2021. As of December 31, 2021, the weighted-average amortization period for Customer relationships and Developed technology was 11.9 years, Trade names was 4.9 years, Backlog was 0.9 years and patents and FCC licenses was 7.6 years. Amortization expense related to intangible assets for the years ended December 31, 2021 and 2020, was $666 and $81, respectively.
During the year ended December 31, 2021, the Company recognized impairment charges of $91 for intangible assets relating to patent costs. No impairment charges were recognized for the year ended December 31, 2020. The patents asset balance as of December 31, 2021 and 2020 includes $196 and $284 of capitalized patent costs, respectively, that will begin amortization upon the issuance of an official patent right to the Company.
As of December 31, 2021, the expected future amortization expense of intangible assets is as follows:

Years ending December 31,
2022	$6,747
2023	3,736
2024	3,729
2025	3,728
2026	3,675
2027 and thereafter	22,342

43,957
Capitalized patent costs, unissued	196

$44,153